Deferred Revenue - Summary of Change in Deferred Revenue (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Accruals and deferred income [abstract]
Upfront cash deposit	$ 44,151
Issuance of warrants	(1,876)
Amortization of deferred revenue	(1,323)
Ending balance	$ 40,952